Basis of preparation and accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies [Abstract]
Summary of Expected Impact on the Income Statement and Statement of Financial Position

The impact of the adoption of these standards on the full year 2017 results is as follows:

	2016 as reported £m	IFRS 9 impact £m	IFRS 15 impact £m	IFRS 16 impact £m	2016 as restated £m
Income statement
Revenue	6,895	–	(6)	–	6,889
Reported operating profit	1,708	–	(6)	6	1,708
Net finance costs	(195)	(2)	–	(16)	(213)
Reported net profit attributable to RELX PLC shareholders	1,161	(2)	(4)	(5)	1,150
Reported EPS	56.3p	(0.1p)	(0.2p)	(0.2p)	55.8p
Statement of financial position
Right of use assets	20	–	–	306	326
Borrowings (including lease liability)	(4,843)	17	–	(430)	(5,256)
Finance lease receivable	–	–	–	63	63
Deferred income	(1,941)	–	(67)	–	(2,008)

	2017 as reported £m	IFRS 9 impact £m	IFRS 15 impact £m	IFRS 16 impact £m	2017 as restated £m
Income statement
Revenue	7,355	–	(14)	–	7,341
Adjusted operating profit	2,284	–	(11)	11	2,284
Reported operating profit	1,905	–	(11)	11	1,905
Net finance costs	(182)	(2)	–	(15)	(199)
Adjusted net profit attributable to RELX PLC shareholders	1,635	(2)	(9)	(4)	1,620
Reported net profit attributable to RELX PLC shareholders	1,659	(2)	(9)	–	1,648
Adjusted EPS	81.0p	(0.1p)	(0.5p)	(0.2p)	80.2p
Reported EPS	82.2p	(0.1p)	(0.5p)	–	81.6p
Statement of financial position
Right of use asset	16	–	–	271	287
Borrowings (including lease liability)	(4,886)	14	–	(381)	(5,253)
Finance lease receivable	–	–	–	57	57
Deferred income	(1,834)	–	(76)	–	(1,910)